Supplemental condensed consolidating financial information (Details) (USD $) In Millions, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Sales and other income	$ 3,361	$ 3,020
Product sales	3,325	2,998
Interest, dividends and other	36	22
Costs and expenses	2,227	2,041
Production costs	1,543	1,410
Exploration costs	163	120
Related Party Transactions	(9)	(5)
General and administrative expenses/(recoveries)	140	136
Royalties paid	93	87
Market development costs	4	4
Depreciation, depletion and amortization	385	387
Impairment of assets	1	11
Interest expense	90	91
Accretion expense	16	14
Employment severance costs	6	7
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(25)	(41)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income/(loss) before income tax provision	1,134	979
Taxation expense	(439)	(284)
Equity income in associates	19	28
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	714	723
Preferred Stock Dividends	0	0
Net income/(loss)	714	723
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Comprehensive income	669	669
Comprehensive income attributable to noncontrolling interests	(11)	(18)
Comprehensive income attributable to AngloGold Ashanti	658	651
ASSETS
Current Assets	2,667		2,631
Cash and cash equivalents	987	839	1,112	586
Restricted cash	32		35
Receivables, inter-group balances and other current assets	1,648		1,484
Property, plant and equipment, net	6,390		6,123
Acquired properties, net	770		779
Goodwill	181		182
Other intangibles, net	56		31
Inventory, Noncurrent	31		31
Materials on the leach pad	438		393
Other long-term assets and deferred taxation assets	1,150		1,015
Total assets	11,683		11,185
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	953		919
Other non-current liabilities	65		63
Long Term Debt	2,520		2,473
Derivatives	26		93
Deferred taxation liabilities	1,363		1,242
Provision for environmental rehabilitation	671		653
Other accrued liabilities	33		35
Provision for pension and other post-retirement medical benefits	206		185
Commitments and contingencies	0		0
Equity	5,846	5,249	5,522	4,589
Stock issued	13		13
Additional paid in capital	8,774		8,740
Accumulated (deficit)/profit	(2,163)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(839)		(796)
Total AngloGold Ashanti stockholders' equity	5,785		5,382
Noncontrolling interests	61		140
Total liabilities and equity	11,683		11,185
Parent Company [Member]
Income Statement [Abstract]
Sales and other income	1,135	1,285
Product sales	1,063	1,214
Interest, dividends and other	72	71
Costs and expenses	854	1,441
Production costs	542	536
Exploration costs	12	8
Related Party Transactions	(9)	(5)
General and administrative expenses/(recoveries)	112	109
Royalties paid	22	33
Market development costs	2	2
Depreciation, depletion and amortization	157	188
Impairment of assets	0	10
Interest expense	2	4
Accretion expense	6	6
Employment severance costs	4	5
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	4	545
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	281	(156)
Taxation expense	(84)	(134)
Equity income in associates	15	22
Equity income/(loss) in subsidiaries	518	1,002
Income/(loss) from continuing operations	730	734
Preferred Stock Dividends	(29)	(31)
Net income/(loss)	701	703
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	701	703
Comprehensive income	658	651
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	658	651
ASSETS
Current Assets	1,153		833
Cash and cash equivalents	521	442	388	152
Restricted cash	1		1
Receivables, inter-group balances and other current assets	631		444
Property, plant and equipment, net	1,982		1,940
Acquired properties, net	160		167
Goodwill	0		0
Other intangibles, net	27		9
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,597		4,362
Total assets	7,919		7,311
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,057		889
Other non-current liabilities	51		49
Long Term Debt	32		33
Derivatives	0		0
Deferred taxation liabilities	651		641
Provision for environmental rehabilitation	151		147
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	192		170
Commitments and contingencies	0		0
Equity	5,785		5,382
Stock issued	13		13
Additional paid in capital	8,774		8,740
Accumulated (deficit)/profit	(2,163)		(2,575)
Accumulated Other Comprehensive Income And Reserves	(839)		(796)
Total AngloGold Ashanti stockholders' equity	5,785		5,382
Noncontrolling interests	0		0
Total liabilities and equity	7,919		7,311
Iomco [Member]
Income Statement [Abstract]
Sales and other income	0	0
Product sales	0	0
Interest, dividends and other	0	0
Costs and expenses	17	60
Production costs	0	0
Exploration costs	5	9
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(2)	17
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	34	34
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(20)	0
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(17)	(60)
Taxation expense	(2)	(1)
Equity income in associates	4	6
Equity income/(loss) in subsidiaries	331	359
Income/(loss) from continuing operations	316	304
Preferred Stock Dividends	0	0
Net income/(loss)	316	304
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	316	304
Comprehensive income	313	304
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	313	304
ASSETS
Current Assets	2,553		2,469
Cash and cash equivalents	106	183	458	114
Restricted cash	0		0
Receivables, inter-group balances and other current assets	2,447		2,011
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	0		0
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	4,318		3,558
Total assets	6,871		6,027
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	1,551		1,550
Other non-current liabilities	0		0
Long Term Debt	1,094		994
Derivatives	0		0
Deferred taxation liabilities	0		0
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	4,226		3,483
Stock issued	5,088		5,269
Additional paid in capital	501		435
Accumulated (deficit)/profit	(1,359)		(2,220)
Accumulated Other Comprehensive Income And Reserves	(4)		(1)
Total AngloGold Ashanti stockholders' equity	4,226		3,483
Noncontrolling interests	0		0
Total liabilities and equity	6,871		6,027
Non Guarantor Subsidiaries [Member]
Income Statement [Abstract]
Sales and other income	2,316	1,826
Product sales	2,262	1,784
Interest, dividends and other	54	42
Costs and expenses	1,354	(19)
Production costs	1,001	874
Exploration costs	146	103
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	33	13
Royalties paid	71	54
Market development costs	2	2
Depreciation, depletion and amortization	228	199
Impairment of assets	1	1
Interest expense	54	53
Accretion expense	10	8
Employment severance costs	2	2
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	(14)	(1,148)
Non-hedge derivative (gain)/loss and movement on bonds	(180)	(180)
Income/(loss) before income tax provision	962	1,845
Taxation expense	(353)	(149)
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	0	0
Income/(loss) from continuing operations	609	1,696
Preferred Stock Dividends	(29)	(31)
Net income/(loss)	580	1,665
Less: Net income attributable to noncontrolling interests	(13)	(20)
Net income/(loss) - attributable to AngloGold Ashanti	567	1,645
Comprehensive income	561	1,669
Comprehensive income attributable to noncontrolling interests	(11)	(18)
Comprehensive income attributable to AngloGold Ashanti	550	1,651
ASSETS
Current Assets	3,733		3,486
Cash and cash equivalents	360	214	266	320
Restricted cash	31		34
Receivables, inter-group balances and other current assets	3,342		3,186
Property, plant and equipment, net	4,408		4,183
Acquired properties, net	610		612
Goodwill	197		198
Other intangibles, net	29		22
Inventory, Noncurrent	31		31
Materials on the leach pad	438		393
Other long-term assets and deferred taxation assets	877		815
Total assets	10,323		9,740
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	3,400		2,992
Other non-current liabilities	44		46
Long Term Debt	1,394		1,446
Derivatives	26		93
Deferred taxation liabilities	708		596
Provision for environmental rehabilitation	520		506
Other accrued liabilities	33		35
Provision for pension and other post-retirement medical benefits	14		15
Commitments and contingencies	0		0
Equity	4,184		4,011
Stock issued	897		897
Additional paid in capital	219		219
Accumulated (deficit)/profit	(1,116)		(3,521)
Accumulated Other Comprehensive Income And Reserves	4,124		6,277
Total AngloGold Ashanti stockholders' equity	4,124		3,872
Noncontrolling interests	60		139
Total liabilities and equity	10,323		9,740
Consolidation Eliminations [Member]
Income Statement [Abstract]
Sales and other income	(90)	(91)
Product sales	0	0
Interest, dividends and other	(90)	(91)
Costs and expenses	2	559
Production costs	0	0
Exploration costs	0	0
Related Party Transactions	0	0
General and administrative expenses/(recoveries)	(3)	(3)
Royalties paid	0	0
Market development costs	0	0
Depreciation, depletion and amortization	0	0
Impairment of assets	0	0
Interest expense	0	0
Accretion expense	0	0
Employment severance costs	0	0
(Profit)/loss on sale of assets, realization of loans, indirect taxes and other	5	562
Non-hedge derivative (gain)/loss and movement on bonds	0	0
Income/(loss) before income tax provision	(92)	(650)
Taxation expense	0	0
Equity income in associates	0	0
Equity income/(loss) in subsidiaries	(849)	(1,361)
Income/(loss) from continuing operations	(941)	(2,011)
Preferred Stock Dividends	58	62
Net income/(loss)	(883)	(1,949)
Less: Net income attributable to noncontrolling interests	0	0
Net income/(loss) - attributable to AngloGold Ashanti	(883)	(1,949)
Comprehensive income	(863)	(1,955)
Comprehensive income attributable to noncontrolling interests	0	0
Comprehensive income attributable to AngloGold Ashanti	(863)	(1,955)
ASSETS
Current Assets	(4,772)		(4,157)
Cash and cash equivalents	0	0	0	0
Restricted cash	0		0
Receivables, inter-group balances and other current assets	(4,772)		(4,157)
Property, plant and equipment, net	0		0
Acquired properties, net	0		0
Goodwill	(16)		(16)
Other intangibles, net	0		0
Inventory, Noncurrent	0		0
Materials on the leach pad	0		0
Other long-term assets and deferred taxation assets	(8,642)		(7,720)
Total assets	(13,430)		(11,893)
LIABILITIES AND EQUITY
Current Liabilities Including Inter Group Balances	(5,055)		(4,512)
Other non-current liabilities	(30)		(32)
Long Term Debt	0		0
Derivatives	0		0
Deferred taxation liabilities	4		5
Provision for environmental rehabilitation	0		0
Other accrued liabilities	0		0
Provision for pension and other post-retirement medical benefits	0		0
Commitments and contingencies	0		0
Equity	(8,349)		(7,354)
Stock issued	(5,985)		(6,166)
Additional paid in capital	(720)		(654)
Accumulated (deficit)/profit	2,475		5,741
Accumulated Other Comprehensive Income And Reserves	(4,120)		(6,276)
Total AngloGold Ashanti stockholders' equity	(8,350)		(7,355)
Noncontrolling interests	1		1
Total liabilities and equity	$ (13,430)		$ (11,893)